Loan and Security Agreement (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended
	Oct. 26, 2022	Dec. 29, 2021	Jun. 11, 2021	Jan. 29, 2020	Jan. 04, 2019	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Debt instrument unamortized discount										$ 58,750
Accretion of debt discount										979
M and T Bank [Member]
Line of credit					$ 3,500,000	$ 990,000		$ 990,000		765,000	$ 0
Debt instrument term					2 years
Line of credit borrowing capacity	$ 5,500,000		$ 4,500,000	$ 4,000,000.0
Debt instrument, maturity date	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Payments of financing costs			$ 5,000
unamortized fees										3,542
Line of credit facility interest rate description					Advances under the line of credit are limited to eighty percent (80%) of eligible accounts receivable (which is subject to an agreed limitation and is further subject to certain asset concentration provisions) and fifty percent (50%) of eligible inventory (which is subject to an agreed dollar limitation)			Advances under the line of credit are limited to eighty percent (80%) of eligible accounts receivable (which is subject to an agreed limitation and is further subject to certain asset concentration provisions) and fifty percent (50%) of eligible inventory (which is subject to an agreed dollar limitation). All advances under the line of credit are due upon maturity.
Interest payable										1,161	$ 0
Debt instrument description		(i) greater than 2.00 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.00, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
Debt instrument description		(i) greater than 2.00 but less than or equal to 2.25, 3.87 percentage point(s) above one-day (i.e., overnight) applicable Variable Loan Rate (as defined in the agreement); (ii) greater than 1.50 but less than or equal to 2.25, 3.37 percentage points above Variable Loan Rate; or (iii) 1.50 or less, 2.87 percentage points above applicable Variable Loan Rate. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.00% and the foregoing margins shall be applied to the Variable Loan Rates.
Unamortized fees						2,917		$ 2,917		3,542
Line of credit, interest incurred						33,760	$ 0	79,732	$ 0
M and T Bank [Member] | Multiple Disbursement Term Loan [Member]
Interest payable										28,734
Debt face amount		$ 7,500,000				6,594,828		6,594,828		7,500,000
Debt instrument payment terms		60
Debt maturity date		Jan. 17, 2027
Debt instrument description		(i) greater than 2.00 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.00, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
Debt instrument unamortized discount		$ 58,750				48,726		$ 48,726		$ 57,771
Debt instrument description		(i) greater than 2.25 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.25, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor.						if the Senior Funded Debt/EBITDA ratio is: (i) greater than 2.25 but less than or equal to 2.50, 4.12 percentage point(s) above one-day (i.e., overnight) SOFR (as defined); (ii) greater than 1.50 but less than or equal to 2.25, 3.62 percentage points above one-day SOFR; or (iii) 1.50 or less, 3.12 percentage points above one-day SOFR. In all events set forth at subsections (i) through (iii) in the preceding sentence, if SOFR shall at any time be less than 0.25%, one-day SOFR shall be deemed to be 0.25% and the foregoing margins shall be applied to the SOFR Index Floor
Line of credit, interest incurred						114,408		$ 233,572
Accretion of debt discount						$ 3,015		$ 9,045
M and T Bank [Member] | LIBOR [Member]
Line of credit					$ 3,500,000